Reconciliation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
		May. 02, 2015	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Jan. 25, 2014	Oct. 26, 2013	Jul. 27, 2013	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Numerator for basic income (loss) per share:
Net income (loss) attributable to Barnes & Noble, Inc.		$ (19,421)	$ 72,168	$ 12,298	$ (28,449)	$ (36,704)	$ 63,229	$ 13,229	$ (87,022)	$ 36,596	$ (47,268)	$ (157,806)
Preferred stock dividends										(15,767)	(16,028)	(15,767)
Accretion of dividends on preferred stock										(7,339)	(3,032)	(2,266)
Less allocation of earnings and dividends to participating securities										(739)
Net income (loss) available to common shareholders										12,751	(66,328)	(175,839)
Numerator for diluted income (loss) per share:
Net income (loss) available to common shareholders										12,751	(66,328)	(175,839)
Preferred stock dividends	[1]									0	0	0
Accretion of dividends on preferred stock	[1]									0	0	0
Allocation of earnings and dividends to participating securities										739
Less diluted allocation of earnings and dividends to participating securities										(738)
Net income (loss) available to common shareholders										$ 12,752	$ (66,328)	$ (175,839)
Denominator for basic income (loss) per share:
Basic weighted average common shares										60,842	58,971	58,247
Denominator for diluted income (loss) per share:
Basic weighted average shares										60,842	58,971	58,247
Preferred shares	[1]									0	0	0
Average dilutive options										86
Diluted weighted average shares										60,928	58,971	58,247
Income (loss) per common share:
Basic		$ (0.37)	$ 0.96	$ 0.12	$ (0.56)	$ (0.72)	$ 0.95	$ 0.15	$ (1.56)	$ 0.21	$ (1.12)	$ (3.02)
Diluted		$ (0.37)	$ 0.93	$ 0.12	$ (0.56)	$ (0.72)	$ 0.86	$ 0.15	$ (1.56)	$ 0.21	$ (1.12)	$ (3.02)

[1]	Although the Company was in a net income position during the 52 weeks ended May 2, 2015, the dilutive effect of the Company's convertible preferred shares were excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.